Financial Risk Management - Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Receivables [Abstract]
Opening balance	kr 2,983	kr 4,123
Decrease in allowance	(118)	(737)
Write-offs	(136)	(382)
Translation difference	(211)	(21)
Closing balance	kr 2,518	kr 2,983